ACQUISITION OF OTIS GOLD CORP (Tables)	12 Months Ended
Dec. 31, 2021
SCHEDULE OF PURCHASE PRICE OF ALLOCATION

The purchase price has been determined and allocated as follows:

		April 22, 2020
		$

Purchase price	Common shares of Excellon issued	16,370
	Fair value of Excellon options issued	361
	Fair value of Excellon warrants issued	233
	Transaction costs	1,723
		18,687

Assets acquired	Cash	51
	Tax receivables, prepaid expenses and other assets	24
	Property, plant and equipment	35
	Reclamation deposits	53
	Right of use assets	48
	Mineral rights - Oakley Project	5,332
	Mineral rights - Kilgore Gold Project	13,711

Liabilities Assumed	Trade payables	(166)
	Convertible loan from Excellon	(353)
	Current and long-term lease liabilities	(48)
		18,687

SCHEDULE OF FAIR VALUE OF WARRANT ASSUMPTION MODEL PRICING
	Stock Options	Warrants
Exercise price	C$1.10 - C$7.65	C$3.30
Expected life (years)	0.23 - 4.00	1.9
Volatility	72.9% - 87.9%	79.1%
Risk-free rate	0.66% - 0.75%	0.66%